SECURITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Securities available for sale
Amortized Cost	$ 7,900,000	$ 3,966,000
Gross Unrealized Gains	284,000	208,000
Fair Value	8,184,000	4,174,000
Securities held to maturity
Fair Value	1,731,000	2,506,000
Available for sale securities sold	0	0
Government-sponsored enterprise obligations
Securities available for sale
Amortized Cost		502,000
Gross Unrealized Gains		1,000
Fair Value		503,000
Residential mortgage-backed securities
Securities available for sale
Amortized Cost	7,900,000	3,464,000
Gross Unrealized Gains	284,000	207,000
Fair Value	8,184,000	3,671,000
Securities held to maturity
Amortized Cost	1,594,000	2,322,000
Gross Unrealized Gains	137,000	184,000
Fair Value	$ 1,731,000	$ 2,506,000